UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2013 – May 31, 2014

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2014

Vanguard Pennsylvania Tax-Exempt Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Pennsylvania Tax-Exempt Money Market Fund.	11
Pennsylvania Long-Term Tax-Exempt Fund.	27
About Your Fund’s Expenses.	58
Trustees Approve Advisory Arrangements.	60
Glossary.	61

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended May 31, 2014
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money Market
Fund	0.01%	0.02%	0.00%	0.00%	0.00%
Other States Tax-Exempt Money Market Funds
Average					0.00
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	2.62%	4.78%	2.01%	4.71%	6.72%
Admiral™ Shares	2.70	4.92	2.05	4.71	6.76
Barclays PA Municipal Bond Index					5.55
Pennsylvania Municipal Debt Funds Average					6.25
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2013, Through May 31, 2014

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Pennsylvania Long-Term Tax-Exempt
Fund
Investor Shares	$11.04	$11.56	$0.215	$0.000
Admiral Shares	11.04	11.56	0.220	0.000

Chairman’s Letter

Dear Shareholder,

Putting recent challenges behind them, municipal bonds rebounded over the six months ended May 31, 2014.

The bond market as a whole came under pressure in 2013 as the prospect of reduced support from the Federal Reserve lifted interest rates. Headlines about the fiscal challenges facing Detroit and Puerto Rico added to concern about munis. But the tide turned at the beginning of this year when interest rates unexpectedly reversed course. This rekindled investor demand for bonds in general, especially those offering higher yields.

That focus on yield helped lower-rated and longer-dated muni bonds—the segments of the muni market hardest hit by last year’s rise in rates—produce the biggest gains for the period. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 6.72% for Investor Shares and 6.76% for Admiral Shares, surpassing both the 5.55% return of its benchmark and the 6.25% average return of its peers.

As the Fed continued to keep short-term interest rates exceptionally low, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.00%. The average return of the fund’s peers was also 0.00%.

As municipal bond prices rose, yields fell. (Bond yields and prices move in opposite directions.) The 30-day SEC yield for Investor Shares of the Long-Term Fund declined from 3.37% on November 30, 2013, to 2.62% on May 31. The Money Market Fund’s 7-day SEC yield was unchanged at 0.01%.

The Long-Term Fund’s return was both its best fiscal-first-half return since 2009 and one of its highest half-year returns to date. Robust demand and limited supply played a role: The fund’s capital return (from price appreciation) was more than double its income return. Given the current low level of bond yields, however, we shouldn’t expect such exceptionally strong returns to continue.

Please note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but Vanguard Pennsylvania Tax-Exempt Money Market Fund did.

Taxable bond yields retreated and stocks continued to rise

Over the six months, the broad U.S. taxable bond market returned 3.28%. The yield of the benchmark 10-year Treasury note ended the period at 2.47%, down from 2.74% on November 30 and almost 3% on December 31.

It’s worth remembering that these low yields imply lower future returns: As yields tumble, the scope for further declines—and increases in prices—diminishes. This, of course, is true of both taxable and tax-exempt bonds.

Market Barometer
			Total Returns
	Periods Ended May 31, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.28%	2.71%	4.96%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.63	3.05	5.59
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

Stocks
Russell 1000 Index (Large-caps)	7.71%	20.90%	18.77%
Russell 2000 Index (Small-caps)	-0.10	16.79	19.32
Russell 3000 Index (Broad U.S. market)	7.08	20.57	18.82
FTSE All-World ex US Index (International)	4.79	14.65	10.79

CPI
Consumer Price Index	2.07%	2.13%	2.15%

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 3.69%.

The Fed’s target of 0%–0.25% for short-term interest rates continued to restrict returns for money market funds and savings accounts.

U.S. stocks, meanwhile, returned about 7% for the half year ended May 31. Results were positive in five of the six months, declining in January as investors focused on China’s slow growth but then resuming their spirited advance. The Standard & Poor’s 500 Index closed the period at an all-time high.

International stocks, in aggregate, advanced about 5%. Emerging markets and the developed markets of the Pacific region showed some improvement after declines related to the slowdown in China. But they still lagged the robust performance of European stocks.

The state’s munis rose on scarcity and a renewed appetite for yield

The past half year serves as a reminder that holding steady with your investments tends to work out better than trying to time the markets. Last spring, the Fed began bracing investors for the curtailing of its massive bond-buying program designed to speed the economy’s recovery. Many

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money
Market Fund	0.16%	—	0.20%
Pennsylvania Long-Term Tax-Exempt
Fund	0.20	0.12%	1.06
The fund expense ratios shown are from the prospectus dated March 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2014, the funds’ annualized expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund,
0.06%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the Pennsylvania
Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds.

investors assumed—reasonably—that reduced demand from the Fed could hurt overall bond prices, which did decline through the end of 2013.

The markets rarely evolve precisely as expected, however. Investors who exited the bond market in the second half of 2013 or sought safety in short-term maturities

Despite the headlines, muni credit quality remains strong

News reports tracking Detroit’s bankruptcy proceedings and Puerto Rico’s continuing fiscal struggles have added to investors’ concerns about the financial strength of state and local governments across the country. But it would be a mistake to paint the more than 55,000 issuers in the $3.7 trillion municipal bond market with the same brush.[1]

To be sure, some muni issuers face challenges because of unfunded pensions and health care costs. That’s why we believe that in-depth credit research and monitoring are particularly important when investing in this segment of the bond market. That said, U.S. investment-grade muni bonds have a high credit-quality profile overall, especially compared with corporate bonds. As the chart below illustrates, more than 60% of bonds in the Barclays Municipal Bond
Index fall into the two highest credit-rating categories (Aaa and Aa) as measured by Moody’s
Investors Service. The comparable figure for bonds in the Barclays U.S. Corporate Investment
Grade Bond Index is about 11%.

Municipal and corporate investment-grade bonds compared by credit rating

Note: Data as of May 30, 2014.
Sources: Moody’s Investors Service, Barclays, and Vanguard.

1 Number of issuers is from the Municipal Securities Rulemaking Board; size of the municipal bond market is from the Securities Industry and Financial Markets Association.

missed out on the recovery that began early this year and was particularly strong among longer-dated and lower-rated bonds. Several developments were behind the reversal, including winter-related weakness in the U.S. economy, slowing growth in China, and political and economic turmoil in some emerging markets.

The rebound in the muni market was even sharper than that of bonds as a whole. Muni yields reached attractive levels in the new year both on an absolute basis and relative to Treasuries and corporate bonds. This enticed banks, insurance companies, and hedge funds to buy. Individuals in high income-tax brackets—munis’ traditional buyer base—stepped back in as well, drawn by the luster these securities gained from last year’s tax increases.

As demand for munis grew over the six months, their supply shrank. Pennsylvania municipalities, like many of their counterparts across the country, remained leery of initiating capital projects. And refinancing to cut borrowing costs has largely run its course. Both of these factors contributed to a significant drop in issuance compared with the same period a year earlier.

As investors searched for yield, both the interest rate risk and the credit risk taken by the Pennsylvania muni fund’s advisor, Vanguard Fixed Income Group, were generally well-rewarded. Outsized allocations to longer maturities in particular contributed to the fund’s outperformance of its benchmark and its peers.

Credit analysis, an increasingly important tool for navigating the muni market, was another positive. Our in-house analysts’ original, in-depth research helped them find securities that offered the most value. The advisor was able to largely avoid bonds unlikely to compensate investors for the risk assumed as well as those, such as Puerto Rican issues, that might have contributed excessive volatility.

For better results later, pull the savings lever now

Given the nature of my job, I’m often asked for investment advice—whether I’m at an industry conference or a family gathering. The best guidance I can give? Develop good savings habits. Being a dedicated saver is the first and most important step to becoming a successful investor.

Jack Brennan, my friend and predecessor as Vanguard CEO, devoted an entire chapter to the topic of savings in his 2002 book, Straight Talk on Investing. I think it’s the most valuable chapter in a very valuable book.

As Jack noted, saving is integral to investing. Vanguard’s deeply held investment principles––goals, balance, cost, and discipline––mean nothing if you have no savings to invest in the first place.

We can’t control how the financial markets perform, but we can control how much we save. And it’s those savings that can most affect how much wealth we build.

A Vanguard research paper found that “increasing the savings rate can have substantially more positive impact on wealth accumulation than shifting to a more aggressive portfolio.” (You can read the full paper, Penny Saved, Penny Earned, at vanguard.com/research.)

Small shifts from spending to savings can make a meaningful difference. Here’s an example, similar to one Jack cites in his book: A $3 latte each business day adds up to about $750 per year. If instead of buying lattes, you invested that $750 annually and earned a 3% return including reinvested dividends, you’d end up with about $20,100 after 20 years.

There are a variety of ways to save effectively. First and foremost, if at all possible, contribute to a 401(k) plan or IRA to maximize any tax-advantaged opportunities. Whatever you do, pay yourself first. As Warren Buffett said, “Don’t save what is left after spending; spend what is left after saving.”

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 12, 2014

Advisor’s Report

For the six months ended May 31, 2014, Vanguard Pennsylvania Money Market Fund returned 0.00%, identical to the average return of its peers. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 6.72% for Investor Shares and 6.76% for Admiral Shares. The Long-Term Fund outpaced its benchmark, the Barclays Pennsylvania Municipal Bond Index, which returned 5.55%, and its peer group, which had an average return of 6.25%.

The investment environment

Despite challenges, the municipal market performed strongly over the half year. Cheap valuations, reduced supply, and increasingly attractive tax advantages for those in the highest income brackets pulled investors back into the market.

As the period began, municipal bond valuations were low after their sharp slump last spring and summer, precipitated by the Federal Reserve’s plan to begin tapering its bond-buying program. The Fed eventually succeeded in persuading the markets that dialing back its purchases of about $85 billion per month of U.S. Treasuries and mortgage-backed securities did not mean it would soon raise interest rates. Starting in January, it gradually reduced those purchases to about $45 billion per month as bond yields moved lower.

At times, media attention surrounding the fiscal woes of Puerto Rico and Detroit also weighed on investor sentiment. Puerto Rico, the third-largest bond issuer after California and New York, saw its bonds

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2013	2014
2 years	0.33%	0.15%
5 years	1.16	0.86
10 years	2.65	2.05
30 years	4.10	3.26
Source: Vanguard.

downgraded to junk status as it struggled with a weak economy, a budget deficit, and a large debt load. Detroit’s bankruptcy proceedings took some sharp turns amid wrangling over how much pension funds and bondholders would receive in a final settlement.

Muni investors, however, began to look past such outliers to see that many issuers have made progress in putting their fiscal houses in order since the Great Recession. Tax revenues in most states have been rising for four years. Local governments are also in better shape now that property taxes, which make up a good part of their total revenues, have started to pick up along with the housing market.

Pennsylvania’s economic recovery has kept pace with that of the nation, according to a gauge of current economic conditions for each state published by the Federal Reserve Bank of Philadelphia. The bank’s index for Pennsylvania climbed almost 13% from its low point in 2009 through April 2014, compared with a 12% increase for the U.S. index. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

The Commonwealth’s labor market is also improving. Unemployment declined to 5.7% in April from 7.1% in October. National unemployment fell to 6.3% from 7.2% over the same period.

However, Pennsylvania was a notable exception to the national trend of rising state tax revenue. Through May 31, tax revenues for the state’s fiscal year—which ends June 30—had fallen 2% short of projections. This placed further limits on the financial flexibility of a state that has depleted its rainy-day reserves and continues to underfund its considerable pension liabilities.

The apparent unwillingness to address pension underfunding was noted by Standard & Poor’s. The credit rating agency cautioned in its most recent report that continued inaction on this issue could put additional downward pressure on the state’s rating.

Management of the funds

For the six months, we focused on opportunities that we believed would reward us well for holding more risk than the benchmark indexes. That proved to be the case with our overweight allocation in to longer-maturity bonds in the Long-Term Fund. These securities, which had fallen out of favor in 2013 when investors expected interest rates to keep rising, contributed significantly to the funds’ performance through the start of 2014 as rates actually moved lower.

The Long-Term Fund also earned incrementally more income from its larger allocation to securities regarded as riskier. As the economy improved and investors reached for yield, these lower-rated bonds performed well. Strong security selection also helped, particularly in health care.

Compared to a year ago, bond issuance in Pennsylvania was down 6.4% through the first five months of 2014. Reduced supply limited investment opportunities in the new issue market. Some of the deals we participated in were an $834 million general obligation bond in April and a $476 million Delaware River Port Authority bond in December. The Port Authority issue has done particularly well because it is exempt in both Pennsylvania and New Jersey.

At the other end of the yield spectrum, the Fed’s decision to keep short-term interest rates pegged near zero resulted in a return of 0.00% for the Money Market Fund.

A look ahead

After munis’ strong performance over the six months put them at much fuller valuations, returns may be more modest for the rest of 2014. Income—rather than price appreciation—will likely be the primary driver of performance.

We expect economic growth to accelerate, allowing the Fed to wrap up its bond purchases by year-end and to begin slowly tightening the federal funds target rate in the second half of 2015. The tightening is likely to end, however, at a level below the historical average.

After the strong rally that left yields at relatively low levels, we are entering the second half of the Long-Term Fund’s fiscal year in a more defensive stance, with shorter-than-benchmark durations. Because investors are likely to keep reaching for yield, the fund remains overweighted to bonds with longer maturities, as well as to sectors offering an attractive reward for the level of risk taken.

Because an eventual tightening of monetary policy is likely to mean more market volatility, we will maintain above-average levels of liquidity to take advantage of any pricing dislocations that may occur.

Regarding Puerto Rico, we are likely to remain largely on the sidelines until we see sustained growth and budget discipline.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the funds’ performance through security selection.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

James M. D’Arcy, Portfolio Manager

John M. Carbone, Principal,
Portfolio Manager

Vanguard Fixed Income Group

June 18, 2014

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2014

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	28 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.
1 The expense ratio shown is from the prospectus dated March 27, 2014, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2014, the annualized expense ratio was 0.06%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2003, Through May 31, 2014
		Spliced PA
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2004	1.05%	0.60%
2005	2.19	1.72
2006	3.31	2.85
2007	3.64	3.14
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.03	0.01
2013	0.01	0.00
2014	0.00	0.00
7-day SEC yield (5/31/2014): 0.01%
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2014, performance data reflect the six months ended May 31, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.01%	0.09%	1.30%
See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (105.0%)
Pennsylvania (104.7%)
1 Abington PA School District GO TOB VRDO	0.060%	6/6/14 LOC	10,510	10,510
Allegheny County PA GO VRDO	0.060%	6/6/14 LOC	33,480	33,480
Allegheny County PA GO VRDO	0.060%	6/6/14 LOC	14,455	14,455
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie Mellon
University) VRDO	0.060%	6/2/14	92,620	92,620
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	4,500	4,508
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	12,685	12,841
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.060%	6/6/14 LOC	7,000	7,000
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.060%	6/6/14 LOC	7,725	7,725
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.050%	6/6/14	10,000	10,000
Ambridge PA Area School District GO	5.500%	11/1/14 (Prere.)	1,700	1,738
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.060%	6/2/14 LOC	36,825	36,825
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.070%	6/2/14 LOC	6,650	6,650
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.060%	6/6/14 LOC	92,095	92,095
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.080%	6/6/14	9,750	9,750

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Bethlehem PA Area School District
GO TOB VRDO	0.060%	6/6/14 LOC	8,975	8,975
Bucks County PA GO	3.000%	12/1/14	1,645	1,669
Bucks County PA GO	3.000%	6/1/15	1,000	1,028
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.050%	6/6/14 LOC	6,770	6,770
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.060%	6/6/14 LOC	12,440	12,440
Butler County PA General Authority Revenue
(North Allegheny School District Project) VRDO	0.060%	6/6/14	14,080	14,080
Cambria County PA Industrial Development
Authority Revenue (American National
Red Cross) VRDO	0.070%	6/6/14 LOC	18,080	18,080
1 Central Bradford PA Progress Authority Revenue
(Robert Packer Hospital) TOB VRDO	0.060%	6/6/14 LOC	10,365	10,365
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project) VRDO	0.060%	6/6/14 LOC	9,900	9,900
1 Chester County PA Industrial Development
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.110%	6/6/14 (13)	15,935	15,935
1 Commonwealth Financing Authority
Pennsylvania Revenue TOB VRDO	0.090%	6/6/14	9,995	9,995
Delaware County Industrial Development
Authority Revenue
(Covanta Energy Project) VRDO	0.070%	6/6/14 LOC	3,615	3,615
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated
Group) VRDO	0.060%	6/6/14 LOC	9,445	9,445
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated
Group) VRDO	0.060%	6/6/14 LOC	2,275	2,275
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.030%	6/6/14	29,545	29,545
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.050%	6/2/14	57,500	57,500
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.110%	6/6/14 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.060%	6/6/14	20,000	20,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.060%	6/6/14	16,500	16,500
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.060%	6/6/14	8,000	8,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	6/6/14 LOC	565	565
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.050%	6/6/14 LOC	23,555	23,555
Downingtown Area PA School District GO	5.000%	11/1/14	1,000	1,020

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Emmaus PA General Authority Revenue VRDO	0.060%	6/6/14 LOC	79,500	79,500
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	12,600	12,600
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	7,500	7,500
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	9,500	9,500
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	11,900	11,900
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	4,600	4,600
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	8,600	8,600
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	12,500	12,500
Emmaus PA General Authority Revenue VRDO	0.080%	6/6/14 LOC	6,900	6,900
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.030%	6/2/14	46,500	46,500
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.070%	6/6/14	5,000	5,000
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.070%	6/6/14	5,225	5,225
Haverford Township PA School District GO VRDO	0.060%	6/6/14 LOC	5,000	5,000
Indiana County PA Hospital
Authority Revenue VRDO	0.060%	6/6/14 LOC	3,400	3,400
1 Lancaster County PA Hospital
Authority Health System Revenue (Lancaster
General Hospital Project) TOB VRDO	0.070%	6/6/14	3,410	3,410
Lower Merion PA School District GO VRDO	0.060%	6/6/14 LOC	28,365	28,365
Lower Merion PA School District GO VRDO	0.060%	6/6/14 LOC	5,600	5,600
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB VRDO	0.120%	6/6/14 (13)	5,000	5,000
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health East)	5.500%	11/15/14 (Prere.)	1,000	1,024
Montgomery County PA Industrial Development
Authority Revenue (Friends’ Central
School Project) VRDO	0.060%	6/6/14 LOC	2,610	2,610
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.110%	6/6/14 LOC	127,910	127,910
North Allegheny PA School District GO	0.500%	11/1/14	1,490	1,492
Northampton Area PA School District GO	2.000%	10/1/14	1,070	1,076
1 Northampton County PA General Purpose
Authority University Revenue
(Lafayette College) TOB VRDO	0.070%	6/6/14	17,560	17,560
Northampton County PA General Purpose
Authority University Revenue
(Lafayette College) VRDO	0.060%	6/6/14	7,120	7,120
1 Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) TOB VRDO	0.060%	6/6/14 LOC	17,745	17,745
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.030%	6/6/14	8,000	8,000

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.040%	6/6/14	8,470	8,470
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.040%	6/6/14	12,260	12,260
Nuveen PA Investment Quality Municipal
Fund VRDP VRDO	0.160%	6/6/14 LOC	28,500	28,500
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.160%	6/6/14 LOC	39,000	39,000
Palisades PA School District GO	1.000%	9/1/14	1,240	1,243
Parkland PA School District GO	5.375%	9/1/14	1,000	1,013
Pennsylvania Economic Development
Financing Authority Exempt Facilities Revenue
(Shippingport Project) FirstEnergy VRDO	0.060%	6/2/14 LOC	750	750
Pennsylvania Economic Development
Financing Authority Exempt Facilities Revenue
(York Water Co. Project) VRDO	0.080%	6/6/14 LOC	5,000	5,000
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	4.000%	7/1/14	24,650	24,728
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	3.000%	1/1/15	4,000	4,066
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue VRDO	0.050%	6/6/14 LOC	6,680	6,680
1 Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB PUT	0.180%	8/14/14	7,495	7,495
1 Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.070%	6/6/14 (13)	9,900	9,900
Pennsylvania GO	5.000%	7/1/14	1,200	1,205
Pennsylvania GO	5.000%	7/1/14	1,000	1,004
Pennsylvania GO	5.000%	7/15/14	3,000	3,018
Pennsylvania GO	4.750%	9/1/14	1,000	1,011
Pennsylvania GO	5.000%	9/1/14	2,500	2,530
Pennsylvania GO	5.500%	2/1/15	5,000	5,178
Pennsylvania GO	5.000%	2/15/15	11,400	11,790
Pennsylvania GO	5.000%	5/1/15	5,000	5,222
Pennsylvania GO	5.000%	6/15/15	5,000	5,252
Pennsylvania GO	5.000%	7/1/15	3,600	3,787
1 Pennsylvania GO TOB VRDO	0.060%	6/6/14	10,400	10,400
1 Pennsylvania GO TOB VRDO	0.070%	6/6/14	12,820	12,820
1 Pennsylvania GO TOB VRDO	0.070%	6/6/14	11,420	11,420
1 Pennsylvania GO TOB VRDO	0.080%	6/6/14	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.050%	6/6/14 LOC	8,350	8,350
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.060%	6/6/14 LOC	15,810	15,810
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.050%	6/6/14 LOC	5,865	5,865

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/14	1,325	1,328
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/14 (Prere.)	1,840	1,840
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.070%	6/6/14	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s
University) VRDO	0.050%	6/6/14 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna
University) VRDO	0.070%	6/6/14 LOC	4,500	4,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.040%	6/6/14 LOC	18,040	18,040
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.040%	6/6/14 LOC	8,190	8,190
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania) TOB PUT	0.130%	8/28/14	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.030%	6/6/14	59,780	59,780
1 Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue TOB VRDO	0.070%	6/6/14	7,570	7,570
1 Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue TOB VRDO	0.120%	6/6/14	2,300	2,300
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.060%	6/6/14	15,700	15,700
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.060%	6/6/14	7,040	7,040
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.070%	6/6/14	23,775	23,775
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.070%	6/6/14	19,440	19,440
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.070%	6/6/14	16,630	16,630
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.070%	6/6/14	24,195	24,195
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.080%	6/2/14 LOC	3,400	3,400
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.090%	6/2/14 LOC	8,000	8,000
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.090%	6/2/14 LOC	21,300	21,300
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/14	2,000	2,004
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/14	1,000	1,002
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program) TOB VRDO	0.070%	6/6/14	5,050	5,050

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pennsylvania State University Revenue PUT	0.220%	6/1/15	40,000	40,000
	Pennsylvania State University Revenue PUT	0.150%	6/1/15	49,235	49,235
1	Pennsylvania State University Revenue
	TOB VRDO	0.060%	6/6/14 LOC	11,445	11,445
1	Pennsylvania State University Revenue
	TOB VRDO	0.070%	6/6/14	6,095	6,095
	Pennsylvania Turnpike Commission
	Oil Franchise Tax Revenue	5.000%	12/1/14	1,000	1,024
[2,3]	Pennsylvania Turnpike Commission Revenue	0.000%	6/1/15	22,920	22,920
2	Pennsylvania Turnpike Commission Revenue	0.110%	6/1/15	5,000	5,000
	Philadelphia Authority for Industrial
	Development Revenue (Gift of Life
	Donor Program) VRDO	0.050%	6/6/14 LOC	11,080	11,080
	Philadelphia PA Airport Revenue VRDO	0.060%	6/6/14 LOC	22,090	22,090
	Philadelphia PA Airport Revenue VRDO	0.060%	6/6/14 LOC	8,500	8,500
	Philadelphia PA Authority for Industrial
	Development Educational Facilities Revenue
	(Chestnut Hill College Project) VRDO	0.060%	6/6/14 LOC	4,870	4,870
1	Philadelphia PA Authority for Industrial
	Development Revenue (Girard Estate
	Aramark Project) VRDO	0.100%	6/6/14 LOC	3,600	3,600
	Philadelphia PA Authority for Industrial
	Development Revenue (Inglis House
	Project) VRDO	0.050%	6/6/14	19,900	19,900
	Philadelphia PA Gas Works Revenue VRDO	0.040%	6/6/14 LOC	16,900	16,900
	Philadelphia PA Gas Works Revenue VRDO	0.050%	6/6/14 LOC	26,930	26,930
	Philadelphia PA Gas Works Revenue VRDO	0.050%	6/6/14 LOC	14,000	14,000
	Philadelphia PA GO VRDO	0.050%	6/6/14 LOC	60,550	60,550
1	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Children’s
	Hospital of Philadelphia Project) TOB VRDO	0.070%	6/6/14	4,765	4,765
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue (Children’s
	Hospital of Philadelphia Project) VRDO	0.070%	6/2/14	200	200
	Philadelphia PA Industrial Development Authority
	Lease Revenue VRDO	0.050%	6/6/14 LOC	30,600	30,600
	Philadelphia PA School District GO VRDO	0.050%	6/6/14 LOC	47,100	47,100
	Philadelphia PA School District GO VRDO	0.050%	6/6/14 LOC	22,805	22,805
1	Philadelphia PA Water & Waste Water
	Revenue TOB PUT	0.110%	10/16/14 LOC	20,470	20,470
1	Philadelphia PA Water & Waste Water
	Revenue TOB VRDO	0.070%	6/6/14 (13)	45,210	45,210
	Philadelphia PA Water & Waste Water
	Revenue VRDO	0.050%	6/6/14 LOC	36,365	36,365
	Philadelphia School District GO	5.250%	6/1/14 (Prere.)	1,000	1,000
	Pittsburgh PA Water & Sewer Authority
	Revenue VRDO	0.050%	6/6/14 LOC	37,400	37,400
	Pottsgrove PA School District GO	2.000%	4/15/15	600	609
	Ridley PA School District GO VRDO	0.060%	6/6/14 LOC	9,180	9,180
1	Southcentral Pennsylvania General Authority
	Revenue (WellSpan Health Obligated Group)
	TOB VRDO	0.070%	6/6/14	9,970	9,970
	St. Mary Hospital Authority Pennsylvania Health
	System Revenue (Catholic Health Initiatives)	5.375%	11/15/14 (Prere.)	3,610	3,696

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
St. Mary Hospital Authority Pennsylvania
Health System Revenue (Catholic Health
Initiatives) VRDO	0.050%	6/6/14	18,415	18,415
State Public School Building Authority
Pennsylvania School Revenue (North Allegheny
School District Project) VRDO	0.050%	6/6/14	9,025	9,025
Swatara Township PA GO	5.100%	10/1/14 (Prere.)	1,300	1,322
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.060%	6/6/14	3,700	3,700
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	7/11/14	26,000	26,052
University of Pittsburgh PA Revenue CP	0.080%	6/3/14	7,500	7,500
University of Pittsburgh PA Revenue CP	0.080%	6/3/14	7,500	7,500
University of Pittsburgh PA Revenue CP	0.080%	6/3/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.080%	6/11/14	25,000	25,000
University of Pittsburgh PA Revenue CP	0.090%	7/1/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.090%	7/7/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.100%	7/28/14	20,000	20,000
University of Pittsburgh PA Revenue CP	0.080%	8/4/14	8,950	8,950
Washington County PA Hospital Authority
Revenue (Washington Hospital Project) VRDO	0.060%	6/6/14 LOC	9,365	9,365
Washington Township PA Municipal Authority
Sewer Revenue	6.000%	12/15/14 (Prere.)	2,475	2,553
Windber Area PA School District GO	1.000%	11/15/14	1,315	1,320
York County PA GO	3.000%	6/1/15	1,925	1,979
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.160%	6/6/14 LOC	2,260	2,260
				2,438,407
Puerto Rico (0.2%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.375%	7/1/14 (Prere.)	5,000	5,021

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	1,750	1,779
Total Tax-Exempt Municipal Bonds (Cost $2,445,207)				2,445,207
Other Assets and Liabilities (-5.0%)
Other Assets				29,683
Liabilities				(145,293)
				(115,610)
Net Assets (100%)
Applicable to 2,329,528,244 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,329,597
Net Asset Value Per Share				$1.00

Pennsylvania Tax-Exempt Money Market Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Unaffiliated Issuers, at Value	2,445,207
Receivables for Investment Securities Sold	16,415
Receivables for Capital Shares Issued	5,121
Receivables for Accrued Income	2,213
Other Assets	5,934
Total Assets	2,474,890
Liabilities
Payables for Investment Securities Purchased	138,634
Payables for Capital Shares Redeemed	3,018
Other Liabilities	3,641
Total Liabilities	145,293
Net Assets	2,329,597

At May 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	2,329,597
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Net Assets	2,329,597
See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $445,790,000, representing 19.1% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2014.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2014
($000)
Investment Income
Income
Interest	888
Total Income	888
Expenses
The Vanguard Group—Note B
Investment Advisory Services	227
Management and Administrative	1,352
Marketing and Distribution	329
Custodian Fees	16
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,933
Expenses Reduction—Note B	(1,166)
Net Expenses	767
Net Investment Income	121
Realized Net Gain (Loss) on Investment Securities Sold	9
Net Increase (Decrease) in Net Assets Resulting from Operations	130
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	121	324
Realized Net Gain (Loss)	9	15
Net Increase (Decrease) in Net Assets Resulting from Operations	130	339
Distributions
Net Investment Income	(121)	(324)
Realized Capital Gain	—	—
Total Distributions	(121)	(324)
Capital Share Transactions (at $1.00 per share)
Issued	799,195	1,764,402
Issued in Lieu of Cash Distributions	117	315
Redeemed	(925,156)	(1,783,099)
Net Increase (Decrease) from Capital Share Transactions	(125,844)	(18,382)
Total Increase (Decrease)	(125,835)	(18,367)
Net Assets
Beginning of Period	2,455,432	2,473,799
End of Period	2,329,597	2,455,432
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0003	.001	.001	.005
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0003	.001	.001	.005
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0003)	(.001)	(.001)	(.005)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0003)	(.001)	(.001)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.01%	0.03%	0.06%	0.12%	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,330	$2,455	$2,474	$2,649	$3,007	$3,328
Ratio of Total Expenses to
Average Net Assets	0.06%[2]	0.10%[2]	0.15%[2]	0.16%[2]	0.17%	0.17%[3]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.03%	0.06%	0.12%	0.51%
The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2014, 0.16% for 2013, 0.16% for 2012, and
0.17% for 2011. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and for the period ended May 31, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2014, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2014, the fund had contributed capital of $247,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2014, Vanguard’s expenses were reduced by $1,166,000 (an effective annual rate of 0.10% of the fund’s average net assets).

Pennsylvania Tax-Exempt Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2014, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2014

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.62%	2.70%

Financial Attributes

		Barclays
		PA	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	538	1,569	46,274

Yield to Maturity
(before expenses)	2.7%	2.4%	2.3%

Average Coupon	4.7%	4.8%	4.8%

Average Duration	6.1 years	7.3 years	7.2 years

Average Stated
Maturity	16.0 years	13.0 years	13.4 years

Short-Term
Reserves	5.3%	—	—

Volatility Measures
	Barclays PA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.99
Beta	1.11	1.08
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	6.3%
1 - 3 Years	3.6
3 - 5 Years	3.4
5 - 10 Years	9.9
10 - 20 Years	42.2
20 - 30 Years	33.2
Over 30 Years	1.4

Distribution by Credit Quality (% of portfolio)
AAA	3.6%
AA	56.1
A	32.1
BBB	7.0
BB	0.3
Not Rated	0.9
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2014, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2003, Through May 31, 2014
				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2004	4.59%	-1.27%	3.32%	3.83%
2005	4.54	-1.44	3.10	3.68
2006	4.72	1.58	6.30	5.77
2007	4.50	-2.20	2.30	3.40
2008	4.19	-8.67	-4.48	-1.82
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	3.91	6.52	10.43	10.26
2013	3.50	-7.46	-3.96	-2.90
2014	2.01	4.71	6.72	5.55
Note: For 2014, performance data reflect the six months ended May 31, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	0.76%	5.45%	4.27%	-0.25%	4.02%
Admiral Shares	5/14/2001	0.84	5.53	4.34	-0.25	4.09
See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Pennsylvania (99.0%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,563
Allegheny County PA GO	5.000%	11/1/23	2,570	2,939
Allegheny County PA GO	5.000%	11/1/27	2,575	2,859
Allegheny County PA GO	5.000%	11/1/29	4,000	4,294
Allegheny County PA GO	5.250%	12/1/32	1,000	1,133
Allegheny County PA GO	5.250%	12/1/33	1,000	1,128
Allegheny County PA GO	5.000%	12/1/34	3,600	3,939
Allegheny County PA GO	5.000%	12/1/37	10,000	10,842
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	10,873
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/24	6,750	7,965
Allegheny County PA Higher Education
Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	2,545	2,684
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.250%	3/1/26	4,005	4,528
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/28	1,940	2,201
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,700	1,917
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31	770	867
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/33	1,000	1,098
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.871%	2/1/21	4,310	4,272
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,195

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,625
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.971%	2/1/37	3,000	2,551
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,805	12,346
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,609
Allegheny County PA Sanitary Authority
Sewer Revenue	5.500%	12/1/16 (ETM)	11,295	12,483
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/24 (14)	6,000	6,374
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	6/1/26 (4)	4,925	5,637
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	6/1/30 (4)	3,500	3,928
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/32 (14)	12,000	12,795
Allegheny County PA Sanitary Authority
Sewer Revenue	5.250%	12/1/41 (15)	3,500	3,869
Allegheny County PA Sanitary Authority
Sewer Revenue	5.250%	12/1/44 (15)	6,210	6,860
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	400	431
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	263
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	7,880	8,129
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	9,620	9,841
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	190	198
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	1,230	1,284
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	2,475	2,583
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	80	83
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,406
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	1,979
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,801
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,172
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.060%	6/2/14 LOC	1,300	1,300
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,151
Bensalem Township PA School District GO	5.000%	6/1/31	5,000	5,741
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,196
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	4,011
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,320

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,470
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	5,000	5,364
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	4,980	5,159
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/14 (Prere.)	13,500	14,131
Bristol Township PA School District GO	5.250%	6/1/37	5,000	5,585
Bucks County PA GO	4.000%	12/1/28	1,235	1,340
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.050%	6/6/14 LOC	7,000	7,000
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,243
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,215
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,834
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/29	1,035	1,227
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/39	20	23
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	7,010	8,216
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,349
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,736
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,330
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	4,465	5,067
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,174
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	6,890	8,245
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	2,125	2,259
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	1,680	1,786
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,833
Chester County PA GO	5.000%	7/15/26	4,345	4,852
Chester County PA GO	5.000%	7/15/27	5,000	5,535
Chester County PA GO	5.000%	11/15/30	3,740	4,320
Chester County PA GO	5.000%	11/15/31	2,350	2,701
Chester County PA GO	5.000%	11/15/31	3,000	3,489
Chester County PA GO	5.000%	11/15/32	1,000	1,144
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,171
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	679
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	823
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,591

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,941
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	32,319
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,151
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	675	696
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	1,740	1,775
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,828
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,059
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,667
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,002
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,370
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,020
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	5,000	5,237
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,519
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,468
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,409
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	5,000	5,375
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	5.000%	1/1/27	2,700	2,778
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	6.375%	1/1/39	2,000	2,174
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,458
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,158
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,105	3,323
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,848
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	6.000%	6/1/29	240	269
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	6.000%	6/1/36	15,015	16,644

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	5.000%	6/1/42	16,000	16,620
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	5,013
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	3,900	4,103
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,101
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,092
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	659
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,777
Delaware County PA Vocational-Technical School
Authority Lease Revenue (Delaware County
Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,351
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,131
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,262
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,910	3,304
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,743
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,591
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	2,975
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,241
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,073
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	3,958
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	3,903
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,786
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,259
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	10,981
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,529
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,245
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,704
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,068
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,804
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,257
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,069
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	924

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,338
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,034
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,284
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,312
East Norriton-Plymouth-Whitpain Joint Sewer
Authority Revenue	5.000%	8/1/38	2,500	2,720
East Norriton-Plymouth-Whitpain Joint Sewer
Authority Revenue	5.000%	8/1/41	2,100	2,275
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,832
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	5,858
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	3,250	3,324
Fox Chapel PA Area School District GO	5.000%	8/1/28	1,000	1,168
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,416
Fox Chapel PA Area School District GO	5.000%	8/1/34	5,690	6,409
Franklin County PA Industrial Development
Authority Revenue (Chambersburg
Hospital Project)	5.375%	7/1/42	17,000	18,044
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System)	5.125%	6/1/34	5,000	5,447
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System)	5.250%	6/1/39	20,735	22,516
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.040%	6/2/14	4,580	4,580
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.050%	6/2/14	11,900	11,900
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.050%	6/2/14	18,160	18,160
Hampden Township PA GO	5.000%	5/15/31	1,060	1,202
Hampden Township PA GO	5.000%	5/15/37	1,660	1,857
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	9,655	10,152
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,243
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	4,224
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,526
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,252
1 Hempfield PA School District GO TOB VRDO	0.060%	6/6/14 LOC	5,000	5,000
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,996
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,851
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,283
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,256
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	935

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,440
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project) VRDO	0.070%	6/2/14 LOC	6,235	6,235
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General
Hospital Project)	5.000%	3/15/26	4,955	5,426
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General
Hospital Project)	5.000%	7/1/42	6,000	6,438
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/30	3,000	3,415
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/31	4,235	4,791
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.250%	12/15/32	2,600	2,928
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	9,000	9,949
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/27	2,775	2,973
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/37	4,000	4,350
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	532
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,326
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,363
Lehigh County PA Authority Water &
Sewer Revenue	0.000%	12/1/24	1,695	1,104
Lehigh County PA Authority Water &
Sewer Revenue	5.000%	12/1/43	14,305	15,392
Lehigh County PA Authority Water &
Sewer Revenue	5.125%	12/1/47	4,000	4,340
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	7.000%	7/1/16 (14)	2,150	2,286
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	4.000%	7/1/33	5,000	5,132
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	5.000%	7/1/35 (4)	5,000	5,264
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,680
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,654
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,507
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,879
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,093
Lycoming County PA Authority College
Revenue (Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,182
Lycoming County PA Authority College
Revenue (Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,821
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,037

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,101
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.375%	7/1/23	565	619
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,312
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,477
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,444
2 Middletown PA School District GO	5.000%	3/1/29	1,660	1,868
2 Middletown PA School District GO	5.000%	3/1/30	2,865	3,210
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,066
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,485
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/41	2,000	2,078
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,676
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,439
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	11,618
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	1,370	1,519
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	345	383
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	360	400
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	90	100
Montgomery County PA GO	5.000%	10/15/28	11,505	12,484
Montgomery County PA GO	5.000%	10/15/31	6,015	6,495
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,000	5,409
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	12,000	13,003
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.125%	6/1/33	13,545	14,280
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,201
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,226
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	6,096
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,166
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,401
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,850
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,732

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,463
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	6,970	7,715
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,410	16,007
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,773
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,306
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,250	6,759
North Pocono PA School District GO	5.000%	9/15/15 (Prere.)	4,035	4,284
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.250%	8/15/23	1,250	1,356
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.250%	8/15/24	1,295	1,396
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.375%	8/15/28	6,675	7,101
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/33	10,000	10,550
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/40	5,100	5,301
Northampton County PA General Purpose
Authority University Revenue (Lafayette College)	5.000%	11/1/32	4,000	4,560
Northampton County PA General Purpose
Authority University Revenue (Lafayette College)	5.000%	11/1/43	3,000	3,323
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	5.000%	11/15/39	2,595	2,776
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior
Living, Inc. Project)	5.000%	7/1/32	1,775	1,797
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,006
Pennsbury PA School District GO	5.250%	8/1/14 (Prere.)	9,135	9,214
Pennsylvania Economic Development Financing
Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/23	9,000	10,153
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/29 (4)	2,000	973
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/30 (4)	3,710	1,667

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	5.500%	1/1/31 (4)	3,000	3,498
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	5.500%	1/1/32 (4)	3,000	3,485
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/36 (4)	6,045	1,975
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/38 (4)	5,525	1,598
Pennsylvania Economic Development Financing
Authority Parking System Revenue
(Capitol Region Parking System)	5.250%	1/1/44 (4)	6,500	7,082
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,605
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	7,000	7,573
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	1/1/22	8,000	9,026
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	1/1/23	8,000	8,571
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(American Water Co. Project)	6.200%	4/1/39	5,000	5,740
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,895
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,599
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	9,620
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	10,757
Pennsylvania GO	5.000%	2/15/16	16,000	17,291
Pennsylvania GO	5.000%	4/15/16	5,000	5,441
Pennsylvania GO	5.000%	7/1/17	16,000	18,118
Pennsylvania GO	5.000%	8/1/17	10,000	11,353
Pennsylvania GO	5.000%	2/15/18	12,745	14,658
Pennsylvania GO	5.000%	5/1/18	15,000	17,349
Pennsylvania GO	5.000%	5/1/19	5,000	5,892
Pennsylvania GO	5.000%	7/1/19	15,000	17,739
Pennsylvania GO	5.000%	7/1/20	7,225	8,633
Pennsylvania GO	5.000%	11/15/20	8,740	10,490
Pennsylvania GO	5.000%	6/1/21	5,000	6,010
Pennsylvania GO	5.375%	7/1/21	16,000	19,682
Pennsylvania GO	5.000%	7/1/22	10,000	12,109
Pennsylvania GO	5.000%	11/15/24	10,000	11,856
Pennsylvania GO	5.000%	6/1/25	10,000	11,832
Pennsylvania GO	5.000%	11/15/25	10,000	11,771

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	6/1/26	10,000	11,750
Pennsylvania GO	5.000%	11/15/26	6,705	7,873
Pennsylvania GO	5.000%	6/1/27	10,000	11,676
Pennsylvania GO	5.000%	4/1/28	10,000	11,701
Pennsylvania GO	5.000%	6/1/28	5,000	5,805
Pennsylvania GO	4.000%	10/15/28	10,000	10,788
Pennsylvania GO	4.000%	4/1/29	10,000	10,651
Pennsylvania GO	5.000%	11/15/29	5,000	5,805
Pennsylvania GO	4.000%	4/1/30	10,000	10,580
Pennsylvania GO	4.000%	6/15/30	10,000	10,585
Pennsylvania GO	5.000%	10/15/30	6,650	7,741
Pennsylvania GO	5.000%	10/15/31	14,955	17,330
Pennsylvania GO	5.000%	6/1/32	8,115	8,834
Pennsylvania GO	5.000%	10/15/32	15,000	17,276
1 Pennsylvania GO TOB VRDO	0.090%	6/6/14	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program–
Delaware Valley College Project)	5.000%	11/1/20	595	654
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program–
Delaware Valley College Project)	5.000%	11/1/21	1,245	1,364
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program–
Delaware Valley College Project)	5.000%	11/1/27	1,250	1,308
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program–
Delaware Valley College Project)	5.000%	11/1/42	535	543
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	5,000	5,455
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,626
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,405
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,336
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,199
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,099
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,309
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,325
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.070%	6/2/14 LOC	3,650	3,650
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.606%	7/1/17 (10)	2,885	2,883
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,063
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	522

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Pennsylvania Higher Educational Facilities Authority
Revenue (Foundation for Indiana University of
Pennsylvania Student Housing) TOB VRDO	0.060%	6/6/14 LOC	2,295	2,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,791
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,499
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,803
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,044
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,870
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,179
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,141
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,097
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,411
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,173
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,269
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,340
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,091
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,094
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,446
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	2,000	2,045
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/31 (10)	5,000	5,074
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/33	1,265	1,362
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,243
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	9,920	10,396
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	7,000	7,555
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,670
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,424
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	10,400	11,158
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39 (2)	9,000	9,618

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/40	1,000	1,064
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/23	1,130	1,328
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/27	1,285	1,497
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	3,390	3,940
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/29	1,600	1,808
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/30	2,260	2,542
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/41	9,400	10,324
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/24	2,765	3,165
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.250%	8/15/25	4,000	4,625
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/30	3,055	3,407
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/31	3,860	4,276
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/32	2,000	2,205
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.750%	8/15/41	4,000	4,533
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/42	21,260	23,169
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,336
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/25 (12)	2,285	2,488
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/27 (12)	1,800	1,938
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/37 (12)	2,745	2,872
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/42	4,700	5,005
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,219
1 Pennsylvania Higher Educational Facilities
Authority Revenue TOB VRDO	0.080%	6/6/14	2,100	2,100

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,138
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	4,000	4,107
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,534
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.125%	10/1/25	1,500	1,561
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	5.000%	10/1/25	195	195
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.500%	10/1/30	1,500	1,547
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	3.300%	10/1/32	3,525	3,347
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.750%	10/1/39	2,520	2,625
Pennsylvania Industrial Development
Authority Economic Development Revenue	5.000%	7/1/21	3,000	3,525
Pennsylvania Industrial Development
Authority Economic Development Revenue	5.500%	7/1/23	17,530	19,647
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/22	3,230	3,755
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,924
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	18,305	19,598
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,039
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,432
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,297
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,477
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,263
Pennsylvania State University Revenue	5.000%	9/1/24	5,000	5,059
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,173
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,441
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,136
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,706
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,629
Pennsylvania State University Revenue	5.000%	9/1/34	4,325	4,372
1 Pennsylvania State University Revenue
TOB VRDO	0.060%	6/6/14 LOC	8,100	8,100
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/27	2,540	2,887
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/29	2,925	3,289
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/37	4,000	4,364
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/41	2,720	2,926
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.500%	12/1/41	7,000	7,731
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/43	5,430	5,887

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,365
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,251
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	0.000%	12/1/37	2,000	736
Pennsylvania Turnpike Commission
Registration Fee Revenue VRDO	0.070%	6/6/14 (4)	22,400	22,400
Pennsylvania Turnpike Commission
Registration Fee Revenue VRDO	0.070%	6/6/14 (4)	11,500	11,500
3 Pennsylvania Turnpike Commission Revenue	0.610%	12/1/16	1,310	1,315
3 Pennsylvania Turnpike Commission Revenue	0.660%	12/1/17	4,000	4,014
3 Pennsylvania Turnpike Commission Revenue	0.740%	12/1/18	1,000	1,003
3 Pennsylvania Turnpike Commission Revenue	1.330%	12/1/20	2,500	2,534
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	6,000	6,931
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,143
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	18,868
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,354
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,313
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	2,977
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,760
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,087
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	2,934
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	10,000	10,226
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	16,342
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	19,966
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,148
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,222
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,922
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,537
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,082
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,238
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	24,870
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,235
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	7,955
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	10,565
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	30,750	33,461
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	25,969
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	7,895
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	5,037
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	23,577
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,219
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	4,000	4,394
Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,604
Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29	5,975	6,474
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,374
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,566
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,384
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,502
Philadelphia PA Gas Works Revenue	3.000%	8/1/16 (4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,050	3,314
Philadelphia PA Gas Works Revenue	5.000%	8/1/17 (4)	15	17
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,244
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (2)	25	28

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (4)	5	6
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	6,000	6,928
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	81
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	12
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	12
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	20	22
Philadelphia PA Gas Works Revenue	5.000%	8/1/32 (4)	5	5
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,301
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	125	140
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	105	118
Philadelphia PA GO	7.125%	7/15/16 (Prere.)	3,500	3,999
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,529
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,604
Philadelphia PA GO	5.250%	7/15/25	5,000	5,693
Philadelphia PA GO	5.875%	8/1/31	800	877
Philadelphia PA GO	5.250%	7/15/33	3,585	3,998
Philadelphia PA GO	6.000%	8/1/36	7,430	8,479
Philadelphia PA GO	6.500%	8/1/41	3,785	4,389
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	21,493
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,701
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.070%	6/2/14	19,800	19,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.070%	6/2/14	1,870	1,870
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.070%	6/2/14	7,095	7,095
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.070%	6/2/14	300	300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.070%	6/2/14	17,300	17,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,055
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	5,000	5,040
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,759
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,987
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,433
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,518
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,473
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,835
Philadelphia PA School District GO	6.000%	9/1/38	20,000	22,025
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,075
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,412
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,546

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,342
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	10,713
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,482
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,727
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,785
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise
Tax Revenue	5.000%	2/1/26 (4)	3,030	3,411
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,136
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	3,410	3,465
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	6,246
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	10,000	5,149
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/36	5,000	5,644
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/40	5,000	5,598
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,390
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,095
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	725	767
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	215	227
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	883
Radnor Township PA School District GO	5.000%	2/15/35 (4)	725	757
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,082
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,271
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,975
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,537
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,446
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,662
Snyder County PA Higher Education Authority
University Revenue (Susquehanna
University Project)	5.000%	1/1/30 (12)	5,000	5,253
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,847
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	4,735	4,960
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	22,615
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,764
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,511
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/24	14,705	16,669
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,615
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	3,000	3,346
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,265
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,011
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,444

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Susquehanna PA Area Regional Airport Authority
System Revenue	4.000%	1/1/33	5,000	4,785
Swarthmore Borough PA Authority
College Revenue	5.000%	9/15/29	400	463
Swarthmore Borough PA Authority
College Revenue	5.000%	9/15/30	1,020	1,175
4 Swarthmore Borough PA Authority
College Revenue	5.000%	9/15/30	16,000	17,409
Swarthmore Borough PA Authority
College Revenue	5.000%	9/15/31	1,115	1,285
Swarthmore Borough PA Authority
College Revenue	5.000%	9/15/38	675	759
Swarthmore Borough PA Authority
College Revenue	5.000%	9/15/43	1,000	1,117
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	4,245	4,706
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,204
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,337
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,534
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,330
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	11,478
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,353
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	7,920
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/26	655	740
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	5.625%	1/1/32	5,415	5,989
West York PA Area School District GO	5.000%	4/1/33	4,245	4,746
Westmoreland County PA Industrial
Development Authority Revenue
(Excela Health Project)	5.125%	7/1/30	1,500	1,586
Westmoreland County PA Municipal
Authority Revenue	5.250%	8/15/15 (Prere.)	3,490	3,703
Westmoreland County PA Municipal
Authority Revenue	6.125%	7/1/17 (ETM)	4,895	5,335
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/33	9,465	10,302
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/37	7,500	8,097
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,961
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,754

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,878
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,374
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,284
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,271
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,131
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,297
York County PA GO	5.000%	6/1/33 (14)	6,000	6,323
York County PA GO	5.000%	6/1/37	3,315	3,685
York County PA GO	5.000%	6/1/38	9,185	10,204
				2,989,164
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	13
Total Tax-Exempt Municipal Bonds (Cost $2,827,284)				2,989,177
Other Assets and Liabilities (1.0%)
Other Assets				47,573
Liabilities				(17,344)
				30,229
Net Assets (100%)				3,019,406

Pennsylvania Long-Term Tax-Exempt Fund

At May 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	2,856,677
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	944
Unrealized Appreciation (Depreciation)
Investment Securities	161,893
Futures Contracts	(108)
Net Assets	3,019,406

Investor Shares—Net Assets
Applicable to 29,718,063 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	343,480
Net Asset Value Per Share—Investor Shares	$11.56

Admiral Shares—Net Assets
Applicable to 231,522,094 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,675,926
Net Asset Value Per Share—Admiral Shares	$11.56
See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $25,495,000, representing 0.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2014.
3 Adjustable-rate security.
4 Securities with a value of $762,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRD—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2014
($000)
Investment Income
Income
Interest	58,627
Total Income	58,627
Expenses
The Vanguard Group—Note B
Investment Advisory Services	134
Management and Administrative—Investor Shares	280
Management and Administrative—Admiral Shares	1,172
Marketing and Distribution—Investor Shares	50
Marketing and Distribution—Admiral Shares	218
Custodian Fees	18
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	1
Total Expenses	1,886
Net Investment Income	56,741
Realized Net Gain (Loss)
Investment Securities Sold	5,498
Futures Contracts	(640)
Realized Net Gain (Loss)	4,858
Change in Unrealized Appreciation (Depreciation)
Investment Securities	130,058
Futures Contracts	(108)
Change in Unrealized Appreciation (Depreciation)	129,950
Net Increase (Decrease) in Net Assets Resulting from Operations	191,549
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,741	116,440
Realized Net Gain (Loss)	4,858	4,087
Change in Unrealized Appreciation (Depreciation)	129,950	(251,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	191,549	(130,876)
Distributions
Net Investment Income
Investor Shares	(6,877)	(16,144)
Admiral Shares	(49,864)	(100,296)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(56,741)	(116,440)
Capital Share Transactions
Investor Shares	(53,778)	(73,761)
Admiral Shares	65,279	(126,827)
Net Increase (Decrease) from Capital Share Transactions	11,501	(200,588)
Total Increase (Decrease)	146,309	(447,904)
Net Assets
Beginning of Period	2,873,097	3,321,001
End of Period	3,019,406	2,873,097
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.04	$11.93	$11.20	$10.99	$10.97	$10.19
Investment Operations
Net Investment Income	. 215.422		.421	.438	.446	.456
Net Realized and Unrealized Gain (Loss)
on Investments	.520	(. 890)	.730	. 210.020		.780
Total from Investment Operations	.735	(.468)	1.151	.648	.466	1.236
Distributions
Dividends from Net Investment Income	(. 215)	(. 422)	(. 421)	(. 438)	(. 446)	(. 456)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 215)	(. 422)	(. 421)	(. 438)	(. 446)	(. 456)
Net Asset Value, End of Period	$11.56	$11.04	$11.93	$11.20	$10.99	$10.97

Total Return[1]	6.72%	-3.96%	10.43%	6.07%	4.28%	12.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$343	$381	$490	$470	$537	$657
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.84%	3.70%	3.62%	4.00%	4.01%	4.26%
Portfolio Turnover Rate	17%	17%	17%	9%	18%	14%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.04	$11.93	$11.20	$10.99	$10.97	$10.19
Investment Operations
Net Investment Income	. 220.431		.430	.447	.455	.464
Net Realized and Unrealized Gain (Loss)
on Investments	.520	(. 890)	.730	. 210.020		.780
Total from Investment Operations	.740	(.459)	1.160	.657	.475	1.244
Distributions
Dividends from Net Investment Income	(. 220)	(. 431)	(. 430)	(. 447)	(. 455)	(. 464)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 220)	(. 431)	(. 430)	(. 447)	(. 455)	(. 464)
Net Asset Value, End of Period	$11.56	$11.04	$11.93	$11.20	$10.99	$10.97

Total Return	6.76%	-3.89%	10.52%	6.15%	4.36%	12.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,676	$2,492	$2,831	$2,465	$2,467	$2,167
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.92%	3.78%	3.70%	4.08%	4.09%	4.34%
Portfolio Turnover Rate	17%	17%	17%	9%	18%	14%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and for the period ended May 31, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2014, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2014, the fund had contributed capital of $314,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Pennsylvania Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,989,177	—
Futures Contracts—Assets[1]	40	—	—
Total	40	2,989,177	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note	September 2014	(367)	(46,064)	(108)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2014, the cost of investment securities for tax purposes was $2,831,198,000. Net unrealized appreciation of investment securities for tax purposes was $157,979,000, consisting of unrealized gains of $163,414,000 on securities that had risen in value since their purchase and $5,435,000 in unrealized losses on securities that had fallen in value since their purchase.

Pennsylvania Long-Term Tax-Exempt Fund

F. During the six months ended May 31, 2014, the fund purchased $239,082,000 of investment securities and sold $265,207,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	May 31, 2014		November 30, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	42,693	3,795	104,534	9,155
Issued in Lieu of Cash Distributions	5,293	468	11,696	1,029
Redeemed	(101,764)	(9,052)	(189,991)	(16,760)
Net Increase (Decrease)—Investor Shares	(53,778)	(4,789)	(73,761)	(6,576)
Admiral Shares
Issued	224,168	19,912	352,172	30,858
Issued in Lieu of Cash Distributions	31,937	2,826	65,089	5,730
Redeemed	(190,826)	(17,064)	(544,088)	(47,990)
Net Increase (Decrease)—Admiral Shares	65,279	5,674	(126,827)	(11,402)

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2013	5/31/2014	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.30
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,067.22	$1.03
Admiral Shares	1,000.00	1,067.65	0.62
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.63	$0.30
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.06%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for
Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Pennsylvania Tax-Exempt
Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market
Funds Average thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 17, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.